JPMorgan U.S. Small Company Fund Class L Expense Example - L Shares [Member] - JPMorgan U.S. Small Company Fund Class L - Class L	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	$ 1,014